Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	$ 852,666	$ 862,297	$ 807,391	$ 837,288	$ 838,673
Financial Liabilities	244,075				236,803
At fair value | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	48,095				46,110
At fair value | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	5,531				2,309
At fair value | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	554				4,036
At fair value | Derivative asset
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets					760
At fair value | Level 1 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	498				591
At fair value | Level 1 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	3,111				1,698
At fair value | Level 1 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	554				4,036
At fair value | Level 1 | Derivative asset
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets					0
At fair value | Level 2 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities					0
At fair value | Level 2 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	2,420				611
At fair value | Level 2 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	0				0
At fair value | Level 2 | Derivative asset
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets					760
At fair value | Level 3 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	47,597				45,519
At fair value | Level 3 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0				0
At fair value | Level 3 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	$ 0				0
At fair value | Level 3 | Derivative asset
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets					$ 0